Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

16) Long-Term Debt

Prior to the closing of the IPO, existing vessel financing agreements were amended to permit the transactions pursuant to which the Partnership acquired its initial fleet at the closing of the IPO and to establish a $20.0 million revolving credit facility.

The Partnership used the net proceeds from the IPO to repay either a portion of the amounts outstanding or the full amount outstanding under the existing loan facilities. All amended loan agreements have been assessed for debt extinguishment or debt modifications in accordance with Accounting Standards Codification (ASC) 470, Debt. Debt that has been fully repaid has been accounted for as debt extinguishment, i.e., for all extinguishments of debt, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) has been recognized as a gain or loss when the debt was extinguished.

In June 2014, the Partnership entered into two new senior secured credit facilities in order to refinance its existing long term bank debt. The new senior secured credit facilities consist of a $20 million revolving credit facility and two term loans of $220 million and $140 million. The $220 million term loan and the $20 million revolving facility were drawn in June 2014 to repay existing debt under a $120 million loan facility, a $85 million loan facility and a $93 million loan facility secured by the Bodil Knutsen, the Windsor Knutsen and the Carmen Knutsen, respectively, and a seller’s credit from KNOT. The new $140 million term loan was drawn in November 2014 and replaced the $160 million loan facility secured by the Fortaleza Knutsen and the Recife Knutsen. The repayments of the loan facilities in 2014 have been assessed for debt extinguishment or debt modifications in accordance with Accounting Standards Codification (ASC) 470, Debt. These repayments were accounted for as debt extinguishment and $1.8 million has been written off from deferred financing fees and expenses under interest expense for the year ended December 31, 2014.

Long-term debt as of December 31, 2015 and 2014, consisted of following:

		As of December 31,
(U.S. Dollars in thousands)	Vessel	2015	2014
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$196,429	$212,142
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	20,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	126,875	135,625
$117 million loan facility	Hilda Knutsen	81,797	86,724
$117 million loan facility	Torill Knutsen	83,033	87,960
$172.5 million loan facility	Dan Cisne & Dan Sabia	109,339	58,770
$77.5 million loan facility	Ingrid Knutsen	74,217	—
$12.0 million Seller’s Credit		—	12,000

Total long-term debt		671,690	613,221

Less current installments		49,684	38,718
Less $12.0 million Seller’s Credit		—	12,000

Long-term debt, excluding current installments and seller’s credit		$622,006	$562,503

The Partnership’s outstanding debt of $671.7 million as of December 31, 2015 is repayable as follows:

Year Ending December 31,	U.S. Dollars in thousands
2016	$49,684
2017	50,084
2018	203,422
2019	266,260
2020	17,650
2021- thereafter	84,590

Total	$671,690

As of December 31, 2015, the interest rates on the Partnership’s loan agreements (other than tranche two of the $77.5 million loan facility) were the London Interbank Offered Rate (“LIBOR”) plus a fixed margin ranging from 2.125% to 2.5%. On the export credit loan of $55.1 million which is tranche two of the $77.5 million loan facility secured by the Ingrid Knutsen, the annual rate is 3.85% composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The guarantee commission of 1.35% is classified as other finance expense. See Note 2(e)—Financial Income (Expense).

$240 Million Secured Loan Facility

In June 2014, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior syndicate secured loan facility in an aggregate amount of $240 million (the “Senior Secured Loan Facility”) to repay existing debt under previous credit facilities and a $10.5 million seller’s credit from KNOT. The Senior Secured Loan Facility consists of (i) a $220 million term loan (the “Term Loan Facility”) and (ii) a $20 million revolving credit facility (the “Revolving Credit Facility”).

The Revolving Credit Facility terminates in June 2019, and bears interest at LIBOR plus a fixed margin of 2.125%, and has a commitment fee equal to 40% of the margin of the Revolving Credit Facility calculated on the daily undrawn portion of the Revolving Credit Facility. The outstanding balance on the Revolving Credit Facility was repaid on June 23, 2015 using a portion of the net proceeds from the June 2015 Offering. As of December 31, 2015, the Revolving Credit Facility was undrawn.

The Term Loan Facility is repayable in quarterly instalments over five years with a final balloon payment due at maturity at June 2019. The Term Loan Facility bears interest at LIBOR plus a margin of 2.125%.

The Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Senior Secured Loan Facility. The Senior Secured Loan Facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS, and secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen.

The Senior Secured Loan Facility contains the following financial covenants:

•	The aggregate market value of the Windsor Knutsen, Bodil Knutsen and Carmen Knutsen shall not be less than 110% of the outstanding balance under the Senior Secured Loan Facility for the first two years, 120% for the third and fourth years, and 125% thereafter;

•	Positive working capital for the borrowers and the Partnership;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Senior Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrowers and the guarantors were in compliance with all covenants under this facility.

$117 Million Hilda Loan Facility

In July 2011, Knutsen Shuttle Tankers 14 AS, the subsidiary owning the Hilda Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $117 million (the “Hilda Facility”). The Hilda Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity in July 2018. The Hilda Facility bears interest at LIBOR plus a fixed margin of 2.5%. The facility is secured by a vessel mortgage on the Hilda Knutsen. The Hilda Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Hilda Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Hilda Facility contains the following primary financial covenants:

•	Market value of the Hilda Knutsen shall not be less than 110% of the outstanding balance under the Hilda Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrower and the guarantors were in compliance with all covenants under this facility.

$117 Million Torill Loan Facility

In November 2011, Knutsen Shuttle Tankers 15 AS, the subsidiary owning the Torill Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $117 million (the “Torill Facility”). The Torill Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity in October 2018. The Torill Facility bears interest at LIBOR plus a fixed margin of 2.5%. The facility is secured by a vessel mortgage on the Torill Knutsen. The Torill Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Torill Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Torill Facility contains the following primary financial covenants:

•	Market value of the Torill Knutsen shall not be less than 110% of the outstanding balance under the Torill Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrower and the guarantors were in compliance with all covenants under this facility.

$140 Million Secured Loan Facility

In June 2014, the Partnership’s subsidiary Knutsen Shuttle Tankers XII KS, as the borrower, entered into a senior syndicate secured loan facility in the amount of $140 million (the “New Fortaleza and Recife Facility”). The New Fortaleza and Recife Facility was drawn in November 2014 and replaced a $160 million loan facility previously secured by the Fortaleza Knutsen and the Recife Knutsen. The New Fortaleza and Recife Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity at June 2019. The facility bears interest at LIBOR plus a margin of 2.125%. The Fortaleza Knutsen and the Recife Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the New Fortaleza and Recife Facility. The facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS and is secured by vessel mortgages on the Fortaleza Knutsen and the Recife Knutsen.

The New Fortaleza and Recife Facility contains the following financial covenants:

•	The aggregate market value of the Fortaleza Knutsen and Recife Knutsen shall not be less than 110% of the outstanding balance under the New Fortaleza and Recife Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The New Fortaleza and Recife Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrower and the guarantors were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual instalments with a final balloon payment due at maturity at September 2023 and January 2024, respectively.

The facilities contain the following financial covenants:

•	Market value of each of the Dan Cisne and Dan Sabia shall not be less than 100% of the outstanding balance under the Dan Cisne Facility and Dan Sabia Facility, respectively, for the first three years, and 125% thereafter;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrowers and the guarantor were in compliance with all covenants under this facility.

$77.5 Million Secured Loan Facility

In June 2012, Knutsen NYK Shuttle Tankers 16 AS, the subsidiary owning the Ingrid Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the “Ingrid Facility”). As of the time of the acquisition of the Ingrid Knutsen, the aggregate amount outstanding under the facility was $77.5 million. The Ingrid Facility includes two tranches. Tranche one is a commercial bank loan of $22.4 million, repayable in semi-annual installments with a final balloon payment due at maturity in December 2018. Tranche one bears interest at LIBOR, plus a margin of 2.25%. Tranche two is an export credit loan of $55.1 million, repayable in semi-annual installments and maturing in November 2025. Tranche two bears interest at an annual fixed rate of 3.85%, composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The facility is secured by a vessel mortgage on the Ingrid Knutsen. The Ingrid Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Ingrid Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Ingrid Facility contains the following financial covenants:

•	Market value of the Ingrid Knutsen shall not be less than 125% of the outstanding balance under the Ingrid Facility;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $17 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Ingrid Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2015, the borrower and the guarantors were in compliance with all covenants under this facility.

$12 Million Seller’s Credit

As part of financing for the purchase of the Dan Cisne, KNOT provided a $12.0 million seller’s credit (the “Seller’s Credit”), which was guaranteed by the Partnership, had a maturity date of December 2019 and bore interest at LIBOR plus a fixed margin of 4.5%. Accrued interest on the Seller’s Credit accumulated at the end of each six-month period and was capitalized. On June 15, 2015, the Partnership repaid the Seller’s Credit with a portion of the net proceeds from the June 2015 Offering.